Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LIFETIME ACHIEVEMENT FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001095843
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
LIFETIME ACHIEVEMENT FUND INC (Prospectus Summary) | LIFETIME ACHIEVEMENT FUND INC | LIFETIME ACHIEVEMENT FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTAX

LIFETIME ACHIEVEMENT FUND INC (Prospectus Summary) | LIFETIME ACHIEVEMENT FUND INC
FUND SUMMARY
Investment Objective
The Fund's investment objective is long-term capital appreciation and growth of investment.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $250,000 in the Fund.
More information about this and other discounts is available from your financial professional and in the "Front-End Sales Load" section on page 15 of the
Prospectus and on page 27 of the Fund's Statement of Additional Information
("SAI") under "Purchase and Sale of Fund Shares."

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LIFETIME ACHIEVEMENT FUND INC
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Redemption Fee (as a % of amount redeemed on shares held less than 90 days )	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LIFETIME ACHIEVEMENT FUND INC
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Interest Expense and Cost of Borrowing		0.30%
Other		0.27%
Acquired Fund Fees and Expenses	[1]	1.32%
Total Annual Fund Operating Expenses		2.89%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and that your dividends and distributions have been reinvested.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LIFETIME ACHIEVEMENT FUND INC	535	1,122	1,735	3,384

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
6% of the average value of the portfolio.

Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in shares of other open-end investment companies and exchange-traded funds ("ETFs")
(collectively "Investment Funds") that each invest primarily in common stocks or fixed income securities.  The Fund may invest without restriction as to capitalization, credit quality or country of an issuer.  The Fund may invest without limitation in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.  The Fund defines non-investment grade fixed income securities as those with ratings below Baa3 by Moody's Investors
Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined to be of similar credit quality by the Fund's adviser.  The Fund may borrow amounts of up to 33 1/3% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the Fund's adviser deems it advisable and in order to increase liquidity to meet redemption requests.  The Fund is "non-diversified,"
which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser selects Investment Funds based, in part, upon an analysis of the global macroeconomic environment and the relative valuations of various asset classes, sectors, and countries.  In selecting open-end investment companies, the adviser considers, among other factors, their past performance, asset size, number of portfolio holdings, portfolio turnover, consistency of their advisers' investment process, administrative and other costs, shareholder services and the reputation and stability of their investment advisers.  In selecting ETFs, the adviser considers the underlying index, if any, methodology of portfolio construction, and liquidity of the ETF.  The Fund may invest in the securities of an ETF that are trading at a discount or premium to its net asset value ("NAV").  The strategy of investing in other Investment Funds is generally referred to as the "fund of funds" structure.  The Fund invests primarily in
Investment Funds that have an investment objective that the Fund's adviser deems, when viewed from a total portfolio perspective, consistent with the
Fund's.

The Fund may invest in inverse Investment Funds, which are designed to produce results opposite to market trends.  Inverse Investment Funds seek daily investment results, before fees and expenses, which correspond to the inverse
(opposite) of the daily performance of a specific benchmark.  The Fund may also invest in alternative assets, which are selected to provide positive returns that are non-correlated to the equity market in general.  These may include
Investment Funds linked to commodities, such as oil or gold, and securities focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.  The Fund may also invest directly in gold bullion, gold coins, foreign currencies and fixed income securities of sovereign issuers.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Below-Investment Grade Securities Risk.  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of loss of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuer of the security.  Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Common Stock Risk. The value of the Fund will fluctuate based on changes in the value of the equity securities in which the Investment Funds invest.  Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Fixed Income Risk. When the Fund invests in fixed income securities including
Investment Funds that invest in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

Foreign Currency Risk. Currency investing involves market risk, interest rate risk, and country risk.  Market risk results from adverse price movement of foreign currency values.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Foreign Risk.  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Gold Risk.  The price of gold may be volatile and gold bullion and gold coins are subject to storage and other expenses.

Investment Funds Risk.  Investment Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in open-end investment companies and ETFs and may be higher than other mutual funds that invest directly in securities.  Each Investment Fund is subject to specific risks, depending on its investments.  The Fund's investments in the
"Alternative Asset" market segment, which the Fund defines to include commodity-related, foreign currency-related and real estate-related, may be more volatile than other Fund investments.  The Fund may engage in hedging or speculation activities by investing in inverse Investment Funds. Positions in inverse securities are speculative and can be more risky than "long" positions
(purchases).  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Issuer Risk.  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's or an
Investment Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leverage Risk.  By borrowing money, the Fund incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds.  If the value of the securities purchased declines, the Fund would face decreased returns as well as the costs of the borrowing.  Borrowing may exaggerate the effect on the Fund's NAV of any decrease in the value of the securities it holds.

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and Investment Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

Non-Diversification Risk.  The Fund's portfolio is non-diversified.  That is, the Fund can take larger positions in securities of a smaller number of issuers than a diversified portfolio could take.  Non-diversification increases the risk that the value of the Fund could decrease because a single investment performs poorly.

Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Sovereign Debt Risk. Sovereign government issuers of debt may be unable or unwilling to make interest and principal payments because of factors such as tax revenue shortfalls or the inability to refinance maturing debt in local or global capital markets.

Who Should Invest in the Fund

  · Investors with long-term financial goals.

  · Investors seeking growth potential.

  · Investors seeking a core investment to act as a foundation for their equity portfolio.

Who Should Not Invest in the Fund

  · Investors with short-term financial goals.

  · Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term.

Performance
The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the
Fund's shares over time to the performance of a broad-based market index and a supplemental index.  You should be aware that the Fund's past performance
(before and after taxes) may not be an indication of how the Fund will perform in the future.  Returns do not reflect sales charges, and would be lower if they did. In 2010, the Fund's distributor rebated certain 12b-1 fees to the Fund.
Without this rebate, Fund performance would have been lower.  Updated information on the Fund's results can be obtained by visiting
www.lifetimeachievementfund.com.

Annual Total Returns as of December 31 of Each Year (Before Taxes)

Best Quarter     June 30, 2009        28.99%
Worst Quarter    December 31, 2008    (27.37)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LIFETIME ACHIEVEMENT FUND INC	Return Before Taxes	22.41%	3.92%	3.81%	1.90%	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC After Taxes on Distributions	Return After Taxes on Distributions	22.41%	3.55%	3.58%	1.65%	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.57%	3.35%	3.28%	1.58%	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC MSCI World Index	MSCI World Index	11.76%	2.43%	2.31%	1.00%	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC S&P 500 ® Index	S&P 500® Index	15.06%	2.29%	1.41%	0.37%	Jul 5, 2000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
LIFETIME ACHIEVEMENT FUND INC (Prospectus Summary) | LIFETIME ACHIEVEMENT FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is long-term capital appreciation and growth of investment.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $250,000 in the Fund.
More information about this and other discounts is available from your financial professional and in the "Front-End Sales Load" section on page 15 of the
Prospectus and on page 27 of the Fund's Statement of Additional Information
("SAI") under "Purchase and Sale of Fund Shares."

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
6% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	250,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and that your dividends and distributions have been reinvested.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing primarily in shares of other open-end investment companies and exchange-traded funds ("ETFs")
(collectively "Investment Funds") that each invest primarily in common stocks or fixed income securities.  The Fund may invest without restriction as to capitalization, credit quality or country of an issuer.  The Fund may invest without limitation in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.  The Fund defines non-investment grade fixed income securities as those with ratings below Baa3 by Moody's Investors
Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined to be of similar credit quality by the Fund's adviser.  The Fund may borrow amounts of up to 33 1/3% of its total assets, less liabilities other than such borrowings, to take advantage of leverage opportunities by buying additional securities when the Fund's adviser deems it advisable and in order to increase liquidity to meet redemption requests.  The Fund is "non-diversified,"
which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser selects Investment Funds based, in part, upon an analysis of the global macroeconomic environment and the relative valuations of various asset classes, sectors, and countries.  In selecting open-end investment companies, the adviser considers, among other factors, their past performance, asset size, number of portfolio holdings, portfolio turnover, consistency of their advisers' investment process, administrative and other costs, shareholder services and the reputation and stability of their investment advisers.  In selecting ETFs, the adviser considers the underlying index, if any, methodology of portfolio construction, and liquidity of the ETF.  The Fund may invest in the securities of an ETF that are trading at a discount or premium to its net asset value ("NAV").  The strategy of investing in other Investment Funds is generally referred to as the "fund of funds" structure.  The Fund invests primarily in
Investment Funds that have an investment objective that the Fund's adviser deems, when viewed from a total portfolio perspective, consistent with the
Fund's.

The Fund may invest in inverse Investment Funds, which are designed to produce results opposite to market trends.  Inverse Investment Funds seek daily investment results, before fees and expenses, which correspond to the inverse
(opposite) of the daily performance of a specific benchmark.  The Fund may also invest in alternative assets, which are selected to provide positive returns that are non-correlated to the equity market in general.  These may include
Investment Funds linked to commodities, such as oil or gold, and securities focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.  The Fund may also invest directly in gold bullion, gold coins, foreign currencies and fixed income securities of sovereign issuers.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

Below-Investment Grade Securities Risk.  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of loss of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuer of the security.  Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Common Stock Risk. The value of the Fund will fluctuate based on changes in the value of the equity securities in which the Investment Funds invest.  Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Fixed Income Risk. When the Fund invests in fixed income securities including
Investment Funds that invest in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

Foreign Currency Risk. Currency investing involves market risk, interest rate risk, and country risk.  Market risk results from adverse price movement of foreign currency values.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Foreign Risk.  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Gold Risk.  The price of gold may be volatile and gold bullion and gold coins are subject to storage and other expenses.

Investment Funds Risk.  Investment Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in open-end investment companies and ETFs and may be higher than other mutual funds that invest directly in securities.  Each Investment Fund is subject to specific risks, depending on its investments.  The Fund's investments in the
"Alternative Asset" market segment, which the Fund defines to include commodity-related, foreign currency-related and real estate-related, may be more volatile than other Fund investments.  The Fund may engage in hedging or speculation activities by investing in inverse Investment Funds. Positions in inverse securities are speculative and can be more risky than "long" positions
(purchases).  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.

Issuer Risk.  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's or an
Investment Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Leverage Risk.  By borrowing money, the Fund incurs the risk that interest expenses may exceed the returns on the securities purchased with borrowed funds.  If the value of the securities purchased declines, the Fund would face decreased returns as well as the costs of the borrowing.  Borrowing may exaggerate the effect on the Fund's NAV of any decrease in the value of the securities it holds.

Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and Investment Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

Non-Diversification Risk.  The Fund's portfolio is non-diversified.  That is, the Fund can take larger positions in securities of a smaller number of issuers than a diversified portfolio could take.  Non-diversification increases the risk that the value of the Fund could decrease because a single investment performs poorly.

Small-Cap and Mid-Cap Risk.  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Sovereign Debt Risk. Sovereign government issuers of debt may be unable or unwilling to make interest and principal payments because of factors such as tax revenue shortfalls or the inability to refinance maturing debt in local or global capital markets.

Who Should Invest in the Fund

  · Investors with long-term financial goals.

  · Investors seeking growth potential.

  · Investors seeking a core investment to act as a foundation for their equity portfolio.

Who Should Not Invest in the Fund

  · Investors with short-term financial goals.

  · Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund's portfolio is non-diversified. That is, the Fund can take larger positions in securities of a smaller number of issuers than a diversified portfolio could take. Non-diversification increases the risk that the value of the Fund could decrease because a single investment performs poorly.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the
Fund's shares over time to the performance of a broad-based market index and a supplemental index.  You should be aware that the Fund's past performance
(before and after taxes) may not be an indication of how the Fund will perform in the future.  Returns do not reflect sales charges, and would be lower if they did. In 2010, the Fund's distributor rebated certain 12b-1 fees to the Fund.
Without this rebate, Fund performance would have been lower.  Updated information on the Fund's results can be obtained by visiting
www.lifetimeachievementfund.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.lifetimeachievementfund.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of December 31 of Each Year (Before Taxes)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges, and would be lower if they did.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter     June 30, 2009        28.99%
Worst Quarter    December 31, 2008    (27.37)%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federa marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
LIFETIME ACHIEVEMENT FUND INC (Prospectus Summary) | LIFETIME ACHIEVEMENT FUND INC | LIFETIME ACHIEVEMENT FUND INC
Risk/Return:	rr_RiskReturnAbstract
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.37%)
LIFETIME ACHIEVEMENT FUND INC | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC | LIFETIME ACHIEVEMENT FUND INC
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Redemption Fee (as a % of amount redeemed on shares held less than 90 days )	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Cost of Borrowing	rr_Component1OtherExpensesOverAssets	0.30%
Other	rr_Component2OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	535
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,122
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,735
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,384
Annual Return 2001	rr_AnnualReturn2001	(19.22%)
Annual Return 2002	rr_AnnualReturn2002	(8.85%)
Annual Return 2003	rr_AnnualReturn2003	34.51%
Annual Return 2004	rr_AnnualReturn2004	9.34%
Annual Return 2005	rr_AnnualReturn2005	10.82%
Annual Return 2006	rr_AnnualReturn2006	23.03%
Annual Return 2007	rr_AnnualReturn2007	(0.28%)
Annual Return 2008	rr_AnnualReturn2008	(45.00%)
Annual Return 2009	rr_AnnualReturn2009	46.71%
Annual Return 2010	rr_AnnualReturn2010	22.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC | LIFETIME ACHIEVEMENT FUND INC | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2000
LIFETIME ACHIEVEMENT FUND INC | LIFETIME ACHIEVEMENT FUND INC | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.28%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 5, 2000

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or to the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.